Quarterly Results (Unaudited) - Additonal Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Schedule of Quarterly Financial Information [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (23.3)	$ 3.8	$ (7.4)	$ (42.3)	$ (24.1)	$ 328.2	$ (117.5)	$ (119.0)	$ (69.2)	$ 67.6	$ (318.3)
Net sales	787.8	862.9	756.5	602.3	729.6	907.6	784.7	607.5	3,009.5	3,029.4	2,640.9
Revenue, Net	787.8	863.0	757.2	602.6	729.7	908.8	786.3	613.5
Consolidated segment revenues									3,010.6	3,038.3	2,661.6
Gross profit	310.0	320.1	306.8	239.1	305.1	376.2	320.5	235.9
Operating income									283.0	334.9	(48.8)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	47.3	36.0	(44.0)	303.1	60.3	(421.2)	133.4	126.0	342.4	(101.5)	(194.1)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									(121.1)	(45.8)	(299.3)
Net income (loss) attributable to common and participating preferred stockholders									106.0	(198.8)	(556.8)
Net income (loss) attributable to controlling interest	$ (26.2)	$ 2.1	$ (82.1)	$ 212.2	$ (7.3)	$ (132.9)	$ (24.7)	$ (33.9)	$ 106.0	$ (198.8)	$ (556.8)
Income (Loss) from Continuing Operations, Per Basic Share	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.24)	$ (0.27)	$ 0.96	$ (0.46)	$ (0.46)	$ (0.61)	$ (0.23)	$ (1.51)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	0.03	0.10	(0.29)	1.30	0.23	(1.63)	0.34	0.28	1.14	(0.77)	(1.30)
Earnings Per Share, Basic	$ (0.13)	$ 0.01	$ (0.41)	$ 1.06	$ (0.04)	$ (0.67)	$ (0.12)	$ (0.18)	$ 0.53	$ (1.00)	$ (2.81)
Net income (loss)	$ 24.0	$ 39.8	$ (51.4)	$ 260.8	$ 36.2	$ (93.0)	$ 15.9	$ 7.0	$ 273.2	$ (33.9)	$ (512.4)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	$ 0.03	$ 0.10	$ (0.29)	$ 1.30	$ 0.23	$ (1.60)	$ 0.34	$ 0.28	$ 1.14	$ (0.77)	$ (1.30)
Earnings Per Share, Diluted	$ (0.13)	$ 0.01	$ (0.41)	$ 1.06	$ (0.04)	$ (0.65)	$ (0.12)	$ (0.18)	$ 0.53	$ (1.00)	$ (2.81)
Unrecognized Tax Benefits that Would Result in Deferred Tax Assets											$ 0.0
Discontinued Operations, Held-for-sale [Member]
Schedule of Quarterly Financial Information [Line Items]
Consolidated segment revenues									$ 0.0	$ 0.0
Operating income									0.0	0.0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									170.3	(178.1)
Net income (loss) attributable to controlling interest									126.6	(197.2)	$ (314.7)
Net income (loss)									$ 170.3	$ (178.1)
Scenario, Previously Reported [Member]
Schedule of Quarterly Financial Information [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 49.1	$ 32.1	$ 3.0	$ 2.0	$ (8.3)	$ 92.5	$ 63.5	$ 9.5
Net sales	1,321.8	1,303.9	1,169.9	1,211.8	1,249.7	1,361.6	1,209.6	1,218.8
Revenue, Net	1,321.8	1,304.0	1,216.1	1,189.6	1,249.8	1,362.8	1,267.3	1,209.4
Gross profit	496.3	473.3	455.2	450.0	485.7	530.7	462.8	440.7
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(25.1)	7.7	(54.4)	258.8	44.5	(185.5)	(47.6)	(2.5)
Net income (loss) attributable to controlling interest	$ (26.2)	$ 2.1	$ (82.1)	$ 212.2	$ (7.3)	$ (132.9)	$ (24.7)	$ (33.9)
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.05	$ (0.01)	$ (0.11)	$ (0.13)	$ (0.23)	$ 0.27	$ 0.12	$ (0.11)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	(0.18)	0.02	(0.30)	1.19	0.19	(0.94)	(0.24)	(0.06)
Earnings Per Share, Basic	$ (0.13)	$ 0.01	$ (0.41)	$ 1.06	$ (0.04)	$ (0.67)	$ (0.12)	$ (0.17)
Net income (loss)	$ 24.0	$ 39.8	$ (51.4)	$ 260.8	$ 36.2	$ (93.0)	$ 15.9	$ 7.0
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	$ (0.18)	$ 0.02	$ (0.30)	$ 1.19	$ 0.19	$ (0.93)	$ (0.24)	$ (0.06)
Earnings Per Share, Diluted	$ (0.13)	$ 0.01	$ (0.41)	$ 1.06	$ (0.04)	$ (0.66)	$ (0.12)	$ (0.17)
Restatement Adjustment [Member]
Schedule of Quarterly Financial Information [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (72.4)	$ (28.3)	$ (10.4)	$ (44.3)	$ (15.8)	$ 235.7	$ (181.0)	$ (128.5)
Net sales	(534.0)	(441.0)	(413.4)	(609.5)	(520.1)	(454.0)	(424.9)	(611.3)
Revenue, Net	(534.0)	(441.0)	(458.9)	(587.0)	(520.1)	(454.0)	(481.0)	(595.9)
Gross profit	(186.3)	(153.2)	(148.4)	(210.9)	(180.6)	(154.5)	(142.3)	(204.8)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	72.4	28.3	10.4	44.3	15.8	(235.7)	181.0	128.5
Net income (loss) attributable to controlling interest	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Income (Loss) from Continuing Operations, Per Basic Share	$ (0.21)	$ (0.08)	$ (0.01)	$ (0.11)	$ (0.04)	$ 0.69	$ (0.58)	$ (0.35)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	0.21	0.08	0.01	0.11	0.04	(0.69)	0.58	0.34
Earnings Per Share, Basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Net income (loss)	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	$ 0.21	$ 0.08	$ 0.01	$ 0.11	$ 0.04	$ (0.67)	$ 0.58	$ 0.34
Earnings Per Share, Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.01	$ 0.00	$ (0.01)